Fair value and other reserves	12 Months Ended
Dec. 31, 2017
Fair value and other reserves.
Fair value and other reserves

21. Fair value and other reserves

	Translation	Pension	Hedging	Available-for-sale
EURm	differences	remeasurements	reserve	investments
As of January 1, 2015	1 099	(264)	2	284
Foreign exchange translation differences	672	–	–	–
Net investment hedging losses	(207)	–	–	–
Remeasurements of defined benefit plans	–	84	–	–
Net fair value (losses)/gains	–	–	(53)	225
Transfer to income statement	(1 268)	–	49	(131)
Disposal of businesses	–	8	–	–
Movement attributable to non-controlling interests	(4)	–	–	–
As of December 31, 2015	292	(172)	(2)	378
Foreign exchange translation differences	265	–	–	–
Net investment hedging losses	(83)	–	–	–
Remeasurements of defined benefit plans	–	343	–	–
Net fair value losses	–	–	(13)	(10)
Transfer to income statement	(14)	–	25	(63)
Acquisition on non-controlling interest	(15)	(2)	–	–
Movement attributable to non-controlling interests	38	4	–	–
As of December 31, 2016	483	173	10	305
Foreign exchange translation differences	(1 830)	–	–	–
Net investment hedging gains	352	–	–	–
Remeasurements of defined benefit plans	–	662	–	–
Net fair value gains	–	–	103	18
Transfer to income statement	12	–	(75)	(104)
Other increase/(decrease)	1	3	(1)	–
Movement attributable to non-controlling interests	50	–	–	–
As of December 31, 2017	(932)	838	37	219

Translation differences consist of translation differences arising from translation of foreign Group companies’ assets and liabilities into euro, the presentation currency of the consolidated financial statements, as well as gains and losses related to hedging of net investments in foreign operations. On disposal of all or a part of a foreign Group company, the cumulative amount of translation differences and related accumulated changes in fair value of qualifying net investment hedges are recognized as income or expense on the consolidated income statement when the gain or loss on disposal is recognized. Refer to Note 2, Significant accounting policies.

The Group has defined benefit plans. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions for these defined benefit plans are charged or credited to the pension remeasurements reserve. Refer to Note 2, Significant accounting policies and Note 27, Pensions and other post-employment benefits.

The Group applies hedge accounting on certain forward foreign exchange contracts that are designated as cash flow hedges. The change in fair value that reflects the change in spot exchange rates is deferred to the hedging reserve to the extent that the hedge is effective. Refer to Note 2, Significant accounting policies.

The Group invests a portion of cash needed to cover the projected cash needs of its ongoing business operations in highly liquid, interest-bearing investments and certain equity instruments. Changes in the fair value of these available-for-sale investments are recognized in the fair value and other reserves as part of other comprehensive income, with the exception of interest calculated using the effective interest method and foreign exchange gains and losses on current available-for-sale investments recognized directly in the consolidated income statement. Refer to Note 2, Significant accounting policies.